Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

13003652

Rece...

NOV 13 2013

Washington, DC 20549

November 13, 2013

001-35971

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ALLEGION PUBLIC LIMITED COMPANY, Ordinary Shares, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 4 to Form 10 received on November 12, 2013. Tentative listing date – November 18, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5026
F +1 (212) 656-5893

www.nyx.com